SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities (Details)	0 Months Ended	12 Months Ended			0 Months Ended
	Jul. 25, 2011 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 17, 2006 MUFG Capital Finance 1 [Member] Noncumulative Preferred Stock [Member] USD ($)	Mar. 17, 2006 MUFG Capital Finance 2 [Member] Noncumulative Preferred Stock [Member] EUR (€)	Mar. 17, 2006 MUFG Capital Finance 3 [Member] Noncumulative Preferred Stock [Member] JPY (¥)	Mar. 17, 2006 Noncumulative Preferred Stock [Member] USD ($)
Preferred stock, Value			¥ 442,100,000,000	¥ 442,100,000,000	$ 2,300,000,000	€ 750,000,000	¥ 120,000,000,000
Preferred stock, Percentage of dividend					6.346%	4.850%	2.680%
Preferred stock, Total net proceeds before expenses		388,623,000,000						4,170,000,000
Dividend payment date	Jul. 25, 2011
Redemption value of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company	¥ 120,000,000,000